Schedule of Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Line Items]
Employees and related expenses	$ 760,350	$ 357,188
Provision for warranty	40,311	25,049
Accrued expenses	$ 209,212	$ 172,818
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Current maturities of operating leases	$ 127,790	$ 144,076
Government authorities	206,621	28,429
Other current liabilities	$ 1,344,284	$ 727,560